Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of assets and liabilities measure at fair value on a recurring basis
The following tables set forth the assets that the Company measures at fair value on a recurring basis by level within the fair value hierarchy as of September 30, 2018:

	Total Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
Interest Rate Swaps at:
September 30, 2018	$310	$—	$310	$—
December 31, 2017	$1,032	$—	$1,032	$—

The following tables set forth the assets/(liabilities) that the Company measures at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2017 and 2016:

	Total Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
Interest Rate Swaps at:
December 31, 2017	$1,032	$—	$1,032	$—
December 31, 2016	$996	$—	$996	$—

Schedule of carrying values and estimated fair values of financial instruments
The Company determined that the mortgage loan valuation in its entirety is classified in Level 2 of the fair value hierarchy, as the fair value is based on current pricing for debt with similar terms as the in-place debt, and there were no transfers into and out of fair value measurement levels during the nine months ended September 30, 2018 and for the year ended December 31, 2017.

	September 30, 2018		December 31, 2017
	Fair Value	Carrying Value (1)	Fair Value	Carrying Value (1)
AIG Loan	$119,338	$126,970	$122,928	$126,970

(1)	The carrying value of the AIG Loan does not include deferred financing costs as of September 30, 2018 and December 31, 2017. See Note 4, Debt, for details.

The Company determined that the mortgage loan valuation in its entirety is classified in Level 2 of the fair value hierarchy, as the fair value is based on current pricing for debt with similar terms as the in-place debt, and there were no transfers into and out of fair value measurement levels during the years ended December 31, 2017 and 2016.

	December 31, 2017		December 31, 2016
	Fair Value	Carrying Value (1)	Fair Value	Carrying Value (1)
AIG Loan	$122,928	$126,970	$120,322	$126,970

(1)	The carrying value of the AIG Loan does not include deferred financing costs as of December 31, 2017 and 2016 . See Note 4, Debt, for details.

Griffin Capital Essential Asset REIT, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of assets and liabilities measure at fair value on a recurring basis
The following tables set forth the assets that the Company measures at fair value on a recurring basis by level within the fair value hierarchy as of September 30, 2018 and December 31, 2017:

Assets/(Liabilities)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
September 30, 2018
Interest Rate Swap Asset	$10,892	$—	$10,892	$—
December 31, 2017
Interest Rate Swap Asset	$3,713	$—	$3,713	$—

The following tables set forth the assets and liabilities that the Company measures at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2017 and 2016:

Assets/(Liabilities)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
December 31, 2017
Interest Rate Swap Asset	$3,713	$—	$3,713	$—
December 31, 2016
Interest Rate Swap Liability	$(3,101)	$—	$(3,101)	$—

Schedule of carrying values and estimated fair values of financial instruments
The Company determined that the mortgage debt valuation in its entirety is classified in Level 2 of the fair value hierarchy, as the fair value is based on current pricing for debt with similar terms as the in-place debt.

	September 30, 2018		December 31, 2017
	Fair Value	Carrying Value (1)	Fair Value	Carrying Value (1)
Highway 94 loan	$15,637	$16,714	$16,484	$17,352
BofA loan	$361,602	$375,000	$377,289	$375,000

(1)	The carrying values do not include the debt premium/(discount) or deferred financing costs as of September 30, 2018 and December 31, 2017. See Note 5, Debt, for details.

The Company determined that the mortgage debt valuation in its entirety is classified in Level 2 of the fair value hierarchy, as the fair value is based on current pricing for debt with similar terms as the in-place debt.

	December 31, 2017		December 31, 2016
	Fair Value	Carrying Value (1)	Fair Value	Carrying Value (1)
AIG loan	$113,715	$109,275	$113,052	$110,640
Highway 94 loan	16,484	17,352	17,073	18,175
Samsonite loan	23,851	22,961	24,349	23,786

(1)	The carrying values do not include the debt premium/(discount) or deferred financing costs as of December 31, 2017 and 2016. See Note 5, Debt, for details.